Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue
7.
Revenue

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2024	2023
Services transferred at a point in time:
Flights	$308,283	$303,299
Aircraft Management Services	1,942	—
Services transferred over time:
Memberships	4,005	5,458
MRO	7,166	4,606
Fractional ownership purchase price	5,877	1,999
	$327,274	$315,362

Transaction Price

The transaction prices for each of the primary revenue streams are as follows:

•
Jet Club and Charter – Membership fees (less credits issued), and flight related charges based on trips flown
•
Guaranteed Revenue Program – Fleet minimums with additional charges for flight services over the guarantee
•
MRO – Time and materials incurred for services performed
•
Fractional Ownership – The portion of fractional interest purchase price (less credits issued) allocated to revenue, and flight related charges based on trips flown
•
Aircraft Management Services – Fixed monthly management fees charged to third-party aircraft owners

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	93,940
Revenue recognized	(249,770)
Revenue deferred	305,346
Balance as of December 31, 2024	$149,517

The increase in deferred revenue at December 31, 2024 compared to December 31, 2023 is due to increased customer billings for services relating to timing of satisfaction of the Company’s performance obligations.